CONVERTIBLE DEBT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total convertible debt	$ 8,504,652	$ 7,807,152	$ 7,437,152
Less: Discount	(280,700)	(387,819)	(742)
Convertible Debt, Net of Discounts	8,223,952	7,419,333	7,436,410
Convertible Debt, Net of Discounts, Current	135,000	240,288	125,000
Convertible Debt, Net of Discounts, Long-term	$ 8,088,952	$ 7,179,045	7,311,410
Convertible Debt A [Member]
Debt Instrument [Line Items]
Interest rate	10.00%	1000.00%
Due date	1-Jan-17	1-Jan-17
Total convertible debt	$ 25,000	$ 25,000	25,000
Convertible Debt B [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 82,391	$ 82,391	82,391
Convertible Debt C [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 41,195	$ 41,195	41,195
Convertible Debt D [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 262,156	$ 262,156	262,156
Convertible Debt O [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 136,902	$ 136,902	136,902
Convertible Debt P [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 66,173	$ 66,173	66,173
Convertible Debt Q [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 65,274	$ 65,274	65,274
Convertible Debt S [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 63,205	$ 63,205	63,205
Convertible Debt T [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 313,634	$ 313,634	313,634
Convertible Debt C C [Member]
Debt Instrument [Line Items]
Interest rate	12.00%	1000.00%
Due date	1-Jan-24	01-Jan-24
Total convertible debt	$ 110,000	$ 100,000	100,000
Convertible Debt K K [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 188,000	$ 188,000	188,000
Convertible Debt L L [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 749,697	$ 749,697	749,697
Convertible Debt M M [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 124,690	$ 124,690	124,690
Convertible Debt N N [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 622,588	$ 622,588	622,588
Convertible Debt O O [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 620,908	$ 620,908	620,908
Convertible Debt P P [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 611,428	$ 611,428	611,428
Convertible Debt Q Q [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 180,909	$ 180,909	180,909
Convertible Debt R R [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 586,804	$ 586,804	586,804
Convertible Debt S S [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 174,374	$ 174,374	174,374
Convertible Debt T T [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 345,633	$ 345,633	345,633
Convertible Debt U U [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 171,304	$ 171,304	171,304
Convertible Debt V V [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 121,727	$ 121,727	121,727
Convertible Debt X X [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 112,734	$ 112,734	112,734
Convertible Debt Y Y [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 173,039	$ 173,039	173,039
Convertible Debt Z Z [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 166,603	$ 166,603	166,603
Convertible Debt A A A [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 104,641	$ 104,641	104,641
Convertible Debt B B B [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 87,066	$ 87,066	87,066
Convertible Debt D D D [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 75,262	$ 75,262	75,262
Convertible Debt E E E [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 160,619	$ 160,619	160,619
Convertible Debt G G G [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 79,422	$ 79,422	79,422
Convertible Debt J J J [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 52,455	$ 52,455	52,455
Convertible Debt L L L [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 77,992	$ 77,992	77,992
Convertible Debt M M M [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 51,348	$ 51,348	51,348
Convertible Debt P P P [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 95,979	$ 95,979	95,979
Convertible Debt S S S [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 75,000	$ 75,000	75,000
Convertible Debt T T T [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 80,000	$ 80,000	80,000
Convertible Debt V V V [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 75,000	$ 75,000	75,000
Convertible Debt W W W [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	800.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 60,000	$ 60,000	60,000
Convertible Debt X X X [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	8.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 100,000	$ 100,000	100,000
Convertible Debt Y Y Y [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	8.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 50,000	$ 50,000	50,000
Convertible Debt Z Z Z [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	8.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 40,000	$ 40,000	40,000
Convertible Debt A A A A [Member]
Debt Instrument [Line Items]
Interest rate	8.00%	8.00%
Due date	31-Dec-26	31-Dec-25
Total convertible debt	$ 66,000	$ 66,000	66,000
Convertible Debt B B B B [Member]
Debt Instrument [Line Items]
Interest rate	12.00%	12.00%
Due date	1-Mar-23	1-Mar-23
Total convertible debt		$ 150,000	150,000
Convertible Debt C C C C [Member]
Debt Instrument [Line Items]
Interest rate	10.00%	10.00%
Due date	1-Mar-23	1-Mar-23
Total convertible debt		$ 120,000	120,000
Convertible Debt D D D D [Member]
Debt Instrument [Line Items]
Interest rate	10.00%	10.00%
Due date	31-Dec-24	31-Dec-25
Total convertible debt		$ 100,000	$ 100,000
Convertible Debt E E E E [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Due date	31-Dec-26
Total convertible debt	$ 15,000
Convertible Debt F F F F [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Due date	31-Dec-26
Total convertible debt	$ 60,000
Convertible Debt G G G G [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Due date	31-Dec-26
Total convertible debt	$ 150,000
Convertible Debt H H H H [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Due date	31-Dec-26
Total convertible debt	$ 107,500
Convertible Debt I I I I [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Due date	31-Dec-26
Total convertible debt	$ 150,000
Convertible Debt J J J J [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Due date	31-Dec-26
Total convertible debt	$ 150,000
Convertible Debtkkkk [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Due date	31-Dec-26
Total convertible debt	$ 175,000
Convertible Debt L L L L [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Due date	31-Dec-26
Total convertible debt	$ 250,000